Basis of Preparation (Notes)	6 Months Ended
Jun. 30, 2019
Basis Of Presentation [Abstract]
Basis of preparation
Basis of preparation
The unaudited condensed consolidated interim financial statements included in this interim report have been prepared in accordance with International Accounting Standard ('IAS') 34 'Interim financial reporting' as adopted by the European Union ('EU'), the Disclosure Guidance and Transparency Rules sourcebook ('DTR') of the Financial Conduct Authority ('FCA') applicable to interim financial reporting and an Order under section 340 of the Australian Corporations Act 2001 issued by the Australian Securities and Investments Commission on 14 December 2015.
These unaudited condensed consolidated interim financial statements represent a ‘condensed set of financial statements’ as referred to in the DTR issued by the FCA. Accordingly, they do not include all of the information required for a full annual financial report and are to be read in conjunction with the Group’s annual financial statements for the year ended 31 December 2018 and any public announcements made by the Group during the interim reporting period. In addition, the impact of newly adopted accounting standards (IFRS 16 ‘Leases' and IFRIC 23 'Uncertainty over Income Tax Treatments') which became applicable for the current reporting period and required the Group to change its accounting policies are disclosed on pages F-26 to F-30.
The 2018 annual financial statements were prepared on a going concern basis in accordance with the Companies Act 2006 applicable to companies reporting under International Financial Reporting Standards and in accordance with applicable UK law, applicable Australian law as amended by the Australian Securities and Investments Commission Order dated 14 December 2015 and Article 4 of the European Union IAS regulation and in accordance with:

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International Financial Reporting Standards as issued by the International Accounting Standards Board (IASB) and interpretations issued from time to time by the IFRS Interpretations Committee (IFRS IC) both as adopted by the European Union and which were mandatory for EU reporting as at 31 December 2018; and

–	International Financial Reporting Standards as issued by the IASB and interpretations issued from time to time by the IFRS IC which were mandatory as at 31 December 2018.